1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2022
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government
Shares Security Description Value
Common Stock - 98.5%
Communication Services - 7.4%
6,654 Alphabet, Inc., Class C
(a)
$ 18,584,555
6,299 Cable One, Inc. 9,223,248
27,807,803
Consumer Discretionary - 7.6%
4,080 Amazon.com, Inc.
(a)
13,300,596
74,313 CarMax, Inc.
(a)
7,169,718
36,283 Dollar General Corp. 8,077,684
28,547,998
Financials - 7.8%
7,395 Markel Corp.
(a)
10,909,400
15,337 Moody's Corp. 5,174,857
32,044 S&P Global, Inc.
(a)
13,143,808
29,228,065
Health Care - 24.5%
23,553 Azenta, Inc. 1,952,073
28,756 Bio-Techne Corp. 12,452,498
51,115 Danaher Corp. 14,993,563
9,038 IDEXX Laboratories, Inc.
(a)
4,944,328
36,426 Illumina, Inc.
(a)
12,727,244
48,476 Intuitive Surgical, Inc.
(a)
14,624,240
25,471 Teleflex, Inc. 9,037,875
25,864 Thermo Fisher Scientific, Inc. 15,276,572
26,033 Veeva Systems, Inc., Class A
(a)
5,530,971
91,539,364
Industrials - 16.7%
97,470 CoStar Group, Inc.
(a)
6,492,477
136,144 Fastenal Co. 8,086,954
100,635 HEICO Corp., Class A 12,763,537
19,445 TransDigm Group, Inc.
(a)
12,669,195
37,231 Verisk Analytics, Inc. 7,990,890
86,545 Waste Connections, Inc. 12,090,336
65,000 WillScot Mobile Mini Holdings
Corp.
(a)
2,543,450
62,636,839
Information Technology - 23.0%
35,330 ANSYS, Inc.
(a)
11,222,574
8,747 Atlassian Corp. PLC, Class A
(a)
2,570,131
79,545 BlackLine, Inc.
(a)
5,824,285
23,308 Crowdstrike Holdings, Inc.,
Class A
(a)
5,292,781
50,486 Guidewire Software, Inc.
(a)
4,776,985
42,451 Mastercard, Inc., Class A 15,171,138
16,980 Okta, Inc.
(a)
2,563,301
74,336 QUALCOMM, Inc. 11,360,028
1,765 Shopify, Inc.
(a)
1,193,069
18,897 Sprout Social, Inc., Class A
(a)
1,514,028
13,694 Twilio, Inc.
(a)
2,256,908
Shares Security Description Value
Information Technology - 23.0% (continued)
87,093 Visa, Inc., Class A $ 19,314,615
25,197 Workiva, Inc.
(a)
2,973,246
86,033,089
Materials - 4.5%
47,370 Ecolab, Inc. 8,363,647
46,011 Vulcan Materials Co. 8,452,221
16,815,868
Real Estate - 7.0%
31,219 American Tower Corp. REIT 7,842,837
125,252 CBRE Group, Inc., Class A
(a)
11,463,063
20,267 SBA Communications Corp. REIT 6,973,875
26,279,775
Total Common Stock (Cost $182,781,375) 368,888,801
Money Market Fund - 1.7%
6,190,130 First American Treasury
Obligations Fund,
Class X, 0.01%
(b)
(Cost $6,190,130) 6,190,130
Investments, at value - 100.2% (Cost
$188,971,505) $ 375,078,931
Other Assets & Liabilities, Net - (0.2)% (738,140)
Net Assets - 100.0% $ 374,340,791
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31,
2022.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2022
obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and the Level 2 value is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 368,888,801
Level 2 - Other Significant Observable Inputs 6,190,130
Level 3 - Significant Unobservable Inputs –
Total $ 375,078,931